Fair Value Measurements (Fair Value of Assets and Liabilities Measured on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gains from financial instruments for which fair value option has been elected	¥ 4,645	¥ (12,408)
Level 2 | Fair Value, Measurements, Recurring | Foreign government bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	15,654	7,771
Level 2 | Fair Value, Measurements, Recurring | Foreign corporate bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	228,761	188,426
Marketable securities | Level 2 | Fair Value, Measurements, Recurring | Foreign government bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		2,386
Marketable securities | Level 2 | Fair Value, Measurements, Recurring | Foreign corporate bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	52,637	34,502
Securities investments and other | Level 2 | Fair Value, Measurements, Recurring | Foreign government bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	15,654	5,385
Securities investments and other | Level 2 | Fair Value, Measurements, Recurring | Foreign corporate bonds: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	176,124	153,924
Securities investments and other | Level 3 | Fair Value, Measurements, Recurring | Other: foreign securities for which fair value option has been elected
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	¥ 192,451	¥ 193,430